Insurance Claim Reserves (details) - Reserve Detail for Claims and Claim Adjustment Expenses - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of beginning and ending reserve balances for claims and claim adjustment expenses [Roll Forward]
Claims and claim adjustment expense reserves at beginning of year	$ 48,295	$ 49,850
Net reserves at end of year	39,948
Reinsurance recoverables on unpaid losses	8,001
Claims and claim adjustment expense reserves at end of year	47,949	48,295	$ 49,850
Property casualty [Member]
Reconciliation of beginning and ending reserve balances for claims and claim adjustment expenses [Roll Forward]
Claims and claim adjustment expense reserves at beginning of year	48,272	49,824	50,865
Reinsurance recoverables on unpaid losses	8,449	8,788	9,280
Net reserves at beginning of year	39,823	41,036	41,585
Estimated claims and claim adjustment expenses for claims arising in the current year	15,675	14,471	14,688
Estimated decrease in claims and claim adjustment expenses for claims arising in prior years	(680)	(817)	(885)
Total increases	14,995	13,654	13,803
Claims and claim adjustment expense payments for claims arising in current year	6,220	5,725	5,895
Claims and claim adjustment expense payments for claims arising in prior years	8,576	8,749	8,171
Total payments	14,796	14,474	14,066
Acquisition		2
Unrealized foreign exchange gain	(74)	(395)	(286)
Net reserves at end of year	39,948	39,823	41,036
Reinsurance recoverables on unpaid losses	7,981	8,449	8,788
Claims and claim adjustment expense reserves at end of year	47,929	48,272	$ 49,824
Accident and health [Member]
Reconciliation of beginning and ending reserve balances for claims and claim adjustment expenses [Roll Forward]
Claims and claim adjustment expense reserves at beginning of year	23
Reinsurance recoverables on unpaid losses	20
Claims and claim adjustment expense reserves at end of year	$ 20	$ 23